Condensed Financial Statements of Kentucky First Federal Bancorp (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Financial Statements of Kentucky First Federal Bancorp (Textual)
Unrealized holding gains (losses) on securities designated as available for sale	$ (1)	$ 6
Reclassification adjustment for gains included in net income, net of tax benefits	0	22
Parent Company [Member]
Condensed Financial Statements of Kentucky First Federal Bancorp (Textual)
Unrealized holding gains (losses) on securities designated as available for sale	(1)	6
Reclassification adjustment for gains included in net income, net of tax benefits	$ 0	$ 22